CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenue	$ 143,065	$ 163,241	$ 129,749
Business tax	(1,391)	(3,548)	(2,789)
Net revenues	141,674	159,693	126,960
Cost of revenues	(47,819)	(43,019)	(35,021)
Gross profit	93,855	116,674	91,939
Operating expenses
Research and development	(60,134)	(35,581)	(23,720)
Selling and marketing	(46,211)	(24,958)	(16,428)
General and administrative	(30,099)	(20,322)	(15,114)
Impairments of intangible assets	0	0	(19)
Total operating expenses	(136,444)	(80,861)	(55,281)
Government subsidies	1,446	3,111	163
Operating income/(loss)	(41,143)	38,924	36,821
Gain on re-measurement of fair value of the equity method investment			995
Interest income	14,564	6,456	5,226
Change in fair value of forward contract			2,465
Foreign exchange (loss) /gains	3,552	454	(1,579)
Other income	406	342	188
Income/(loss) before income taxes, share of net loss of equity method investment	(22,621)	46,176	44,116
Income tax expense	(932)	(7,214)	(5,086)
Share of net loss of equity method investment, net of tax	(795)	(778)	(653)
Net income/(loss)	(24,348)	38,184	38,377
Less: Net income attributable to noncontrolling interest	1,022	1,676	1,842
Net income/(loss) attributable to AutoNavi Holdings Limited shareholders	(25,370)	36,508	36,535
Net income/(loss) attributable to AutoNavi Holdings Limited ordinary shareholders	(25,370)	36,508	36,535
Net income/(loss) per ordinary share
Basic (in dollars per share)	$ (0.12)	$ 0.19	$ 0.19
Diluted (in dollars per share)	$ (0.12)	$ 0.18	$ 0.18
Weighted average number of shares used in calculating net income per ordinary share
Basic (in shares)	205,328,926	190,853,540	190,132,407
Diluted (in shares)	205,328,926	201,168,386	201,230,735
Other comprehensive income, net of tax of nil
Foreign currency translation adjustment	6,416	2,338	7,013
Comprehensive income/(loss)	(17,932)	40,522	45,390
Less: comprehensive income attributable to noncontrolling interest	1,199	1,730	2,042
Comprehensive income/(loss) attributable to AutoNavi Holdings Limited shareholders	(19,131)	38,792	43,348
Cost of revenues
Share-based compensation expense included in
Allocated Share-based Compensation Expense	(356)	221	232
Research and development
Share-based compensation expense included in
Allocated Share-based Compensation Expense	5,382	3,785	2,464
Selling and marketing
Share-based compensation expense included in
Allocated Share-based Compensation Expense	2,439	4,651	1,705
General and administrative
Share-based compensation expense included in
Allocated Share-based Compensation Expense	$ 5,907	$ 3,879	$ 961